Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Oct. 28, 2022
Discontinued Operations [Line Items]
Liabilities outstanding	$ 68,313
Mr Melvin Pereira [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Discontinued Operations [Line Items]
Percentage of acquire		100.00%